Trading Advisors	12 Months Ended
Dec. 31, 2016
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Trading Advisors

4.   Trading Advisors:

Ceres, on behalf of each Partnership, retains certain unaffiliated commodity trading advisors, which are registered with the Commodity Futures Trading Commission, to make all trading decisions for the respective Partnerships. The trading advisors for each Partnership at December 31, 2016 were as follows:

Tactical Currency

Cambridge

Spectrum Select

EMC Capital Advisors, LLC (“EMC”)

Graham Capital Management, L.P. (“Graham”)

Rabar Market Research, Inc. (“Rabar”)

Spectrum Strategic

Aventis

PGR

Spectrum Technical

Aspect Capital Limited (“Aspect”)

Campbell & Company, Inc. (“Campbell”)

FORT, L.P. (“FORT”)

SECOR

Effective June 30, 2016, the General Partner terminated the management agreement among Spectrum Select, the General Partner and Altis Partners (Jersey) Limited (“Altis”), pursuant to which Altis traded a portion of Spectrum Select’s assets. Consequently, Altis ceased all Futures Interest trading on behalf of Spectrum Select.

Effective June 1, 2016, Spectrum Technical entered into a management agreement by and among the Partnership, the General Partner, and FORT, a Delaware limited partnership, pursuant to which FORT serves as a trading advisor to Spectrum Technical and manages the portion of Spectrum Technical’s assets allocated to it. Effective July 1, 2016, a portion of the Spectrum Technical’s assets were allocated to FORT and traded pursuant to the Global Contrarian Program.

Effective March 31, 2016, Ceres terminated the management agreement with Winton Capital Management Limited (“Winton”) pursuant to which Winton ceased trading the assets of Spectrum Technical, fully liquidated all commodity interest positions in the Partnership, and converted all currency balances in the Partnership to U.S. dollars.

Effective January 31, 2016, Ceres terminated the advisory agreement among the General Partner, Blenheim and BHM I, LLC, pursuant to which Blenheim traded BHM I, LLC’s (and, indirectly, Spectrum Strategic’s) assets in Futures Interests. Consequently, Blenheim ceased all Futures Interest trading on behalf of BHM I, LLC (and, indirectly, Spectrum Strategic).

Effective September 30, 2015, Spectrum Technical fully redeemed its investment in Blackwater Master Fund. In addition, Blackwater no longer acts as a commodity trading advisor to Spectrum Technical.

Effective December 31, 2014, Ceres terminated the management agreement among Ceres, Rotella Capital Management, Inc. (“Rotella”) and Spectrum Technical pursuant to which Rotella ceased all Futures Interests trading on behalf of Spectrum Technical.

Effective December 31, 2014, Tactical Currency fully redeemed its investment from KR Master Fund. In addition, Krom River no longer acts as a commodity trading advisor to Tactical Currency.

Effective the close of business on August 8, 2014, Ceres terminated the management agreement among Ceres, Northfield Trading L.P. (“Northfield”) and Spectrum Select pursuant to which Northfield ceased all Futures Interests trading on behalf of Spectrum Select.

Compensation to the trading advisors by the Partnerships consists of a management fee and an incentive fee as follows:

Management Fee.     The management fee for Tactical Currency is accrued at a rate equal to 1/12th of 1.5% (a 1.5% annual rate) per month of Tactical Currency’s net assets allocated to Cambridge on the first day of each month. Prior to its termination on December 31, 2014, Krom River received a management fee for Tactical Currency equal to 1/12th of 1.0% (a 1.0% annual rate) per month of Tactical Currency’s net assets allocated to Krom River on the first day of each month.

The management fee for Spectrum Select is accrued at a rate of 1/12th of 1.75% (a 1.75% annual rate) per month of Spectrum Select’s net assets allocated to Graham on the first day of each month, 1/12th of 2% (a 2% annual rate) per month of Spectrum Select’s net assets allocated to Rabar on the first day of each month and 1/12th of 1% (a 1% annual rate) per month of Spectrum Select’s net assets allocated to EMC on the first day of each month. Prior to January 1, 2016, the management fee paid by Spectrum Select to EMC was accrued at a rate of 1/12th of 2% (a 2% annual rate) per month of Spectrum Select’s net assets allocated to EMC on the first day of each month. Prior to April 1, 2014, the monthly management fee payable to by Spectrum Select to Graham was 1/6th of 1% (a 2% annual rate) per month of Spectrum Select’s net assets allocated to Graham on the first day of each month. The management fee payable by Spectrum Select to Altis prior to its termination on June 30, 2016 was 1/12th of 1.25% (a 1.25% annual rate) per month of Spectrum Select’s net assets allocated to Altis on the first day of each month. The management fee payable by Spectrum Select to Northfield prior to its termination on August 8, 2014 was 1/12th of 1% (a 1% annual rate) per month of Spectrum Select’s net assets allocated to Northfield on the first day of each month.

The management fee for Spectrum Strategic is accrued at a rate of 1/12th of 1% (a 1% annual rate) per month of Spectrum Strategic’s net assets allocated to PGR on the first day of each month and 1/12th of 1.25% (a 1.25% annual rate) per month of Spectrum Strategic’s net assets allocated to Aventis on the first day of each month. For the period from March 1, 2014 to its termination on January 31, 2016, Blenheim was paid a monthly management fee from Spectrum Strategic at a rate of 1/12th of 2% (a 2% annual rate) per month of Spectrum Strategic’s net assets allocated to Blenheim on the first day of each month. Additionally, Spectrum Strategic directly paid BHM I, LLC for management fees related to Blenheim for the period from March 1, 2014 until Blenheim’s termination effective January 31, 2016. Prior to March 1, 2014, the monthly management fee payable by Spectrum Strategic to Blenheim was 1/4th of 1% (a 3% annual rate) of Spectrum Strategic’s net assets allocated to Blenheim on the first day of each month. Prior to March 1, 2014, the management fee payable by Spectrum Strategic to Aventis was 1/12th of 1.5% (a 1.5% annual rate) of Spectrum Strategic’s net assets allocated to Aventis on the first day of each month.

The management fee for Spectrum Technical is accrued at a rate of 1/12th of 1.5% (a 1.5% annual rate) per month of Spectrum Technical’s net assets allocated to Aspect and Campbell on the first day of each month. The management fee paid to FORT is earned at a rate of 1/12th of 1.25% (1.25% annual rate) per month of Spectrum Technical’s net assets allocated to FORT on the first day of each month. Effective January 1, 2016, the management fee payable by Spectrum Technical to SECOR was reduced to 1/12th of 1.75% (a 1.75% annual rate) per month of Spectrum Technical’s net assets allocated to SECOR on the first day of each month. Prior to January 1, 2016, the management fee payable by Spectrum Technical to SECOR was equal to 1/12th of 2% (a 2% annual rate) per month of Spectrum Technical’s net assets allocated to SECOR on the first day of each month. Prior to its termination on March 31, 2016, Winton received a management fee from Spectrum Technical equal to 1/12th of 1.5% (a 1.5% annual rate) per month of Spectrum Technical’s net assets allocated to Winton on the first day of each month. Prior to its termination on September 30, 2015, Blackwater received a management fee from Spectrum Technical equal to 1/12th of 0.75% (a 0.75% annual rate) per month of Spectrum Technical’s net assets allocated to Blackwater on the first day of each month. Prior to its termination on December 31, 2014, Rotella received a management fee from Spectrum Technical equal to 1/12th of 1.0% (a 1.0% annual rate) per month of Spectrum Technical’s net assets allocated to Rotella on the first day of each month. Prior to June 1, 2014, the management fee payable by Spectrum Technical to Campbell was equal to 1/12th of 2.0% (a 2.0% annual rate) per month of Spectrum Technical’s net assets allocated to Campbell on the first day of each month.

Incentive Fee.   Tactical Currency pays a quarterly incentive fee equal to 15% of the trading profits experienced with respect to Tactical Currency’s net assets allocated to Cambridge at the end of each calendar quarter. Prior to its termination on December 31, 2014, Krom River was eligible to receive a quarterly incentive fee equal to 20% of the trading profits experienced with respect to Tactical Currency’s net assets allocated to Krom River as of the end of each calendar quarter.

Spectrum Select pays a monthly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Select’s net assets allocated to EMC, Rabar and Graham as of the end of each calendar month. Prior to its termination on June 30, 2016, Altis was eligible to receive a monthly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Select’s net assets allocated to Altis as of the end of each calendar month. Prior to its termination on August 8, 2014, Northfield was eligible to receive a monthly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Select’s net assets allocated to Northfield as of the end of each calendar month.

Spectrum Strategic pays a quarterly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Strategic’s net assets allocated to Aventis as of the end of each calendar quarter and a yearly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Strategic’s net assets allocated to PGR as of the end of each calendar year. For the period from March 1, 2014 until Blenheim’s termination effective January 31, 2016, Blenheim was eligible to receive from BHM I, LLC a quarterly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Strategic’s net assets allocated to Blenheim as of the end of each calendar quarter. Prior to March 1, 2014, Blenheim was eligible to receive from Spectrum Strategic a monthly incentive fee equal to 15% of the trading profits experienced with respect to the net assets allocated to Blenheim as of the end of each calendar month.

Spectrum Technical pays a monthly incentive fee equal to 20% of trading profits experienced with respect to Spectrum Technical’s net assets allocated to Aspect and Campbell as of the end of each calendar month, a quarterly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Technical’s net assets allocated to SECOR as of the end of each calendar quarter and a yearly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Technical’s net assets allocated to FORT as of the end of each calendar year. Prior to its termination on March 31, 2016, Winton was eligible to receive a monthly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Technical’s net assets allocated to Winton as of the end of each calendar month. Prior to its termination on September 30, 2015, Blackwater was eligible to receive a quarterly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Technical’s net assets allocated to Blackwater as of the end of each calendar quarter. Prior to its termination on December 31, 2014, Rotella was eligible to receive a monthly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Technical’s net assets allocated to Rotella as of the end of each month.

Trading profits represent the amount by which profits from Futures Interests trading exceed losses after ongoing selling agent fees, brokerage fees, General Partner fees and management fees, as applicable, are deducted.

For all trading advisors with trading losses, no incentive fees are paid in subsequent periods until all such losses are recovered. Cumulative trading losses are adjusted on a pro-rata basis for the net amount of each month’s redemptions and reallocations.